Schedule of Fair Value Measurement Inputs and Valuation Techniques (Details) $ in Thousands	Sep. 30, 2025 USD ($) $ / shares	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($) $ / shares	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2022 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value | $	$ 1,777	$ 1,687	$ 1,687	$ 1,969	$ 1,943	$ 1,964	$ 2,078
Measurement Input, Revenue Multiple [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable Inputs			0.2			0.2
Measurement Input, Revenue Multiple [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable Inputs			18.9			18.9
Measurement Input, Revenue Multiple [Member] | Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable Inputs			1.75			1.77
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value | $	$ 1,777		$ 1,687			$ 1,964
Fair Value, Inputs, Level 3 [Member] | Minimum [Member] | Measurement Input, Revenue Multiple [Member] | Valuation, Market Approach [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable Inputs	0.2		0.2
Fair Value, Inputs, Level 3 [Member] | Maximum [Member] | Measurement Input, Revenue Multiple [Member] | Valuation, Market Approach [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable Inputs	18.9		18.9
Fair Value, Inputs, Level 3 [Member] | Weighted Average [Member] | Measurement Input, Revenue Multiple [Member] | Valuation, Market Approach [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable Inputs	1.75		1.75